STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of revenues:
Salaries and benefits	$ 514	$ 508	$ 242
Materials and sub-contractors	253	66	63
Other	0	0	29
Total cost of revenues	767	574	334
Research and development, net:
Salaries and benefits	10,841	9,198	9,811
Share-based compensation	1,348	2,227	782
Materials and sub-contractors	5,709	3,817	2,674
Plant growth and greenhouse maintenance	802	628	337
Rentals and office maintenance	682	684	428
Loss From Derecognition Of Property, Plant And Equipment	121	0	12
Depreciation and amortization	2,234	2,709	2,742
Other	46	45	579
Participation in respect of government grants	(658)	(2,021)	(1,574)
Research and development expenses	21,125	17,287	15,791
Business development
Salaries and benefits	1,424	1,002	907
Share-based compensation	574	1,115	442
Travel	39	58	168
Legal Of Business Development	87	35	133
Other	614	462	379
Business development	2,738	2,672	2,029
General and administrative:
Salaries and benefits	2,866	2,362	1,922
Share-based compensation	687	755	354
Professional fees	3,484	2,023	1,151
Other	216	181	338
General and administrative expenses	7,253	5,321	3,765
Financing income:
Exchange differences	1,525	1,361	1,432
Interest income	291	230	759
Change in the fair value of marketable securities	119	0	439
Financing income	1,935	1,591	2,630
Financing expenses:
Bank expenses and commissions	88	32	52
Exchange differences	460	350	160
Operating lease liability exchange differences	181	34	0
Pre-funded warrants issuance expenses	0	211	0
Revaluation of pre-funded warrants	212	1,944	0
Lease liability interest	315	237	302
Revaluation of liabilities in respect of government grants	158	143	41
Financial expense	$ 1,414	$ 2,951	$ 555